Document and Entity Information	Jul. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 10, 2026
Entity Registrant Name	Research Alliance Corporation IV
Entity Incorporation State Country Code	E9
Entity File Number	001-43393
Entity Tax Identification Number	98-1935760
Entity Address Address Line 1	600 Fifth Avenue, 23rd Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10020
Country Region	+1
City Area Code	617
Local Phone Number	778 2500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	RACD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002137777
Current Fiscal Year End Date	--12-31
Amendment Flag	false